Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024
CANADA
Disclosure of detailed information about financial instruments [line items]
Percentage of imposed import tariffs by US				7.50%
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		$ 5,075			$ 5,152	$ 4,682
Base case scenario [member] | Previously stated [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		4,774		$ 4,878		4,316
Pessimistic scenario [member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1 and Stage 2)		1,081	$ 942	$ 721
Probability Weighted Scenarios [Member]
Disclosure of detailed information about financial instruments [line items]
ACL (Stage 1)	$ 891	$ 822				$ 693